Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000034886
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Fund Shares
Trading Symbol	USCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.49%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
AssetsNet	$ 379,404,000
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$379,404
Number of Holdings	157
Portfolio Turnover	3%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Water	3.0%
Special Tax	3.2%
Nursing Homes	6.0%
Higher Education	6.8%
Transportation	9.0%
Airport	11.3%
School District	11.5%
Education	12.2%
General Obligation	12.3%
Medical	16.4%

C000220629
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Institutional Shares
Trading Symbol	UCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$23	0.47%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 379,404,000
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$379,404
Number of Holdings	157
Portfolio Turnover	3%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Water	3.0%
Special Tax	3.2%
Nursing Homes	6.0%
Higher Education	6.8%
Transportation	9.0%
Airport	11.3%
School District	11.5%
Education	12.2%
General Obligation	12.3%
Medical	16.4%

C000220628
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Class A
Trading Symbol	UXABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 379,404,000
Holdings Count | Holding	157
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$379,404
Number of Holdings	157
Portfolio Turnover	3%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Water	3.0%
Special Tax	3.2%
Nursing Homes	6.0%
Higher Education	6.8%
Transportation	9.0%
Airport	11.3%
School District	11.5%
Education	12.2%
General Obligation	12.3%
Medical	16.4%

C000114652
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Aggressive Fund
Class Name	Fund Shares
Trading Symbol	UCAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Cornerstone Aggressive Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 484,146,000
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	25.00%
C000114650
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Conservative Fund
Class Name	Fund Shares
Trading Symbol	USCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Cornerstone Conservative Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 262,335,000
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	1.00%
C000114653
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Equity Fund
Class Name	Fund Shares
Trading Symbol	UCEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Cornerstone Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 382,192,000
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	0.00%
C000034874
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderate Fund
Class Name	Fund Shares
Trading Symbol	USBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Cornerstone Moderate Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,260,168,000
Holdings Count | Holding	165
InvestmentCompanyPortfolioTurnover	15.00%
C000034896
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Aggressive Fund
Class Name	Fund Shares
Trading Symbol	USCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Cornerstone Moderately Aggressive Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 3,077,716,000
Holdings Count | Holding	408
InvestmentCompanyPortfolioTurnover	23.00%
C000114651
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Conservative Fund
Class Name	Fund Shares
Trading Symbol	UCMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Cornerstone Moderately Conservative Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 212,366,000
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	17.00%
C000034897
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Fund Shares
Trading Symbol	USEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.51%
AssetsNet	$ 789,885,000
Holdings Count | Holding	269
InvestmentCompanyPortfolioTurnover	25.00%
C000066846
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	UIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.32%
AssetsNet	$ 789,885,000
Holdings Count | Holding	269
InvestmentCompanyPortfolioTurnover	25.00%
C000158652
Shareholder Report [Line Items]
Fund Name	Victory Global Equity Income Fund
Class Name	Fund Shares
Trading Symbol	UGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Global Equity Income Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$55	1.04%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
AssetsNet	$ 83,494,000
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$83,494
Number of Holdings	123
Portfolio Turnover	21%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Consumer Discretionary	3.7%
Communication Services	5.5%
Utilities	5.9%
Materials	7.7%
Consumer Staples	8.1%
Information Technology	8.7%
Energy	10.1%
Industrials	10.1%
Health Care	14.2%
FinancialsFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Cisco Systems, Inc.	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
JPMorgan Chase & Co.	2.0%
Canadian Imperial Bank of Commerce	1.7%
Apple, Inc.	1.7%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Yangzijiang Shipbuilding Holdings Ltd.	1.5%
Suncor Energy, Inc.	1.5%
Banco Santander SA	1.5%

C000034899
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Fund Shares
Trading Symbol	USGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.48%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,244,803,000
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,244,803
Number of Holdings	510
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	49.1%
U.S. Treasury Obligations	29.2%
Collateralized Mortgage Obligations	16.6%
OtherFootnote Reference**	3.7%

C000159210
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Institutional Shares
Trading Symbol	UIGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$19	0.39%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 1,244,803,000
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,244,803
Number of Holdings	510
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	49.1%
U.S. Treasury Obligations	29.2%
Collateralized Mortgage Obligations	16.6%
OtherFootnote Reference**	3.7%

C000175754
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Class R6
Trading Symbol	URGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$13	0.25%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,244,803,000
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,244,803
Number of Holdings	510
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	49.1%
U.S. Treasury Obligations	29.2%
Collateralized Mortgage Obligations	16.6%
OtherFootnote Reference**	3.7%

C000034866
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Fund Shares
Trading Symbol	USBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.54%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 930,701,000
Holdings Count | Holding	820
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$930,701
Number of Holdings	820
Portfolio Turnover	6%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	4.2%
Health Care	4.3%
Consumer Discretionary	4.3%
Single Family Housing	4.4%
Communication Services	4.4%
Education	5.7%
Financials	5.7%
Medical	9.9%
General Obligation	13.2%
Information Technology	17.6%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.8%
Alphabet, Inc. Class A	1.7%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2026)

Table Summary
City of New York, GO, Series B-3, 1.45%, 10/1/46	2.0%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100	1.1%
The Development Authority of Burke County Revenue, Series GA, 1.50%, 11/1/52	0.8%
Port of Port Arthur Navigation District Revenue, Series A, 1.50%, 4/1/40	0.8%
Black Belt Energy Gas District Revenue, Series B, 5.00%, 10/1/35	0.8%

C000220606
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Institutional Shares
Trading Symbol	UGTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$31	0.59%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 930,701,000
Holdings Count | Holding	820
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$930,701
Number of Holdings	820
Portfolio Turnover	6%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	4.2%
Health Care	4.3%
Consumer Discretionary	4.3%
Single Family Housing	4.4%
Communication Services	4.4%
Education	5.7%
Financials	5.7%
Medical	9.9%
General Obligation	13.2%
Information Technology	17.6%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.8%
Alphabet, Inc. Class A	1.7%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2026)

Table Summary
City of New York, GO, Series B-3, 1.45%, 10/1/46	2.0%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100	1.1%
The Development Authority of Burke County Revenue, Series GA, 1.50%, 11/1/52	0.8%
Port of Port Arthur Navigation District Revenue, Series A, 1.50%, 4/1/40	0.8%
Black Belt Energy Gas District Revenue, Series B, 5.00%, 10/1/35	0.8%

C000220607
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class A
Trading Symbol	UGTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 930,701,000
Holdings Count | Holding	820
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$930,701
Number of Holdings	820
Portfolio Turnover	6%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	4.2%
Health Care	4.3%
Consumer Discretionary	4.3%
Single Family Housing	4.4%
Communication Services	4.4%
Education	5.7%
Financials	5.7%
Medical	9.9%
General Obligation	13.2%
Information Technology	17.6%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.8%
Alphabet, Inc. Class A	1.7%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2026)

Table Summary
City of New York, GO, Series B-3, 1.45%, 10/1/46	2.0%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100	1.1%
The Development Authority of Burke County Revenue, Series GA, 1.50%, 11/1/52	0.8%
Port of Port Arthur Navigation District Revenue, Series A, 1.50%, 4/1/40	0.8%
Black Belt Energy Gas District Revenue, Series B, 5.00%, 10/1/35	0.8%

C000220605
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class C
Trading Symbol	UGTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.57%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%
AssetsNet	$ 930,701,000
Holdings Count | Holding	820
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$930,701
Number of Holdings	820
Portfolio Turnover	6%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	4.2%
Health Care	4.3%
Consumer Discretionary	4.3%
Single Family Housing	4.4%
Communication Services	4.4%
Education	5.7%
Financials	5.7%
Medical	9.9%
General Obligation	13.2%
Information Technology	17.6%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
Amazon.com, Inc.	1.8%
Alphabet, Inc. Class A	1.7%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2026)

Table Summary
City of New York, GO, Series B-3, 1.45%, 10/1/46	2.0%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.05%, 5/15/45, Callable 10/1/26 @ 100	1.1%
The Development Authority of Burke County Revenue, Series GA, 1.50%, 11/1/52	0.8%
Port of Port Arthur Navigation District Revenue, Series A, 1.50%, 4/1/40	0.8%
Black Belt Energy Gas District Revenue, Series B, 5.00%, 10/1/35	0.8%

C000034872
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Fund Shares
Trading Symbol	USIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 2,523,643,000
Holdings Count | Holding	427
InvestmentCompanyPortfolioTurnover	24.00%
C000066841
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Institutional Shares
Trading Symbol	UIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 2,523,643,000
Holdings Count | Holding	427
InvestmentCompanyPortfolioTurnover	24.00%
C000204424
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Class R6
Trading Symbol	URITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,523,643,000
Holdings Count | Holding	427
InvestmentCompanyPortfolioTurnover	24.00%
C000034877
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Fund Shares
Trading Symbol	USNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$32	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 96,484,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$96,484
Number of Holdings	99
Portfolio Turnover	0%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.4%
Housing	4.4%
Airport	5.1%
Multifamily Housing	6.9%
Nursing Homes	7.1%
Transportation	7.4%
Education	13.1%
Medical	13.9%
Higher Education	16.3%
General Obligation	16.6%

C000220622
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Institutional Shares
Trading Symbol	UNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$30	0.61%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 96,484,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$96,484
Number of Holdings	99
Portfolio Turnover	0%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.4%
Housing	4.4%
Airport	5.1%
Multifamily Housing	6.9%
Nursing Homes	7.1%
Transportation	7.4%
Education	13.1%
Medical	13.9%
Higher Education	16.3%
General Obligation	16.6%

C000034879
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Fund Shares
Trading Symbol	USAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,264,435,000
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	4.00%
C000066842
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Institutional Shares
Trading Symbol	UIPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.98%
AssetsNet	$ 1,264,435,000
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	4.00%
C000220623
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Class A
Trading Symbol	UPMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.33%
AssetsNet	$ 1,264,435,000
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	4.00%
C000034893
Shareholder Report [Line Items]
Fund Name	Victory World Equity Fund
Class Name	Fund Shares
Trading Symbol	USAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory World Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,663,031,000
Holdings Count | Holding	327
InvestmentCompanyPortfolioTurnover	18.00%
C000159208
Shareholder Report [Line Items]
Fund Name	Victory World Equity Fund
Class Name	Institutional Shares
Trading Symbol	UIWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory World Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
AssetsNet	$ 1,663,031,000
Holdings Count | Holding	327
InvestmentCompanyPortfolioTurnover	18.00%
C000220633
Shareholder Report [Line Items]
Fund Name	Victory World Equity Fund
Class Name	Class A
Trading Symbol	USWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory World Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%
AssetsNet	$ 1,663,031,000
Holdings Count | Holding	327
InvestmentCompanyPortfolioTurnover	18.00%
C000158651
Shareholder Report [Line Items]
Fund Name	Victory Target Managed Allocation Fund
Class Name	Fund Shares
Trading Symbol	UTMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Target Managed Allocation Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$34	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 67,449,000
Holdings Count | Holding	277
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$67,449
Number of Holdings	277
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Real Estate	1.9%
Materials	2.6%
Consumer Staples	3.8%
Communication Services	4.7%
Energy	5.7%
Health Care	8.0%
Consumer Discretionary	8.5%
Industrials	10.1%
Financials	17.7%
Information Technology	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
iShares Core MSCI Emerging Markets ETF	4.3%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.7%
NVIDIA Corp.	2.7%
Microsoft Corp.	2.7%
Alphabet, Inc., Class A	1.6%
VanEck Gold Miners ETF	0.9%
ExxonMobil Holdings Corp.	0.9%
Broadcom, Inc.	0.9%
Meta Platforms, Inc., Class A	0.9%

C000034870
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Fund Shares
Trading Symbol	USATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$25	0.49%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 2,712,511,000
Holdings Count | Holding	1,093
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,712,511
Number of Holdings	1,093
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.2%
School District	3.7%
Single Family Housing	4.9%
Airport	5.4%
Transportation	6.6%
Higher Education	7.5%
Education	7.6%
Nursing Homes	7.7%
Medical	21.4%
General Obligation	21.7%

C000220612
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Institutional Shares
Trading Symbol	UITIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$23	0.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,712,511,000
Holdings Count | Holding	1,093
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,712,511
Number of Holdings	1,093
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.2%
School District	3.7%
Single Family Housing	4.9%
Airport	5.4%
Transportation	6.6%
Higher Education	7.5%
Education	7.6%
Nursing Homes	7.7%
Medical	21.4%
General Obligation	21.7%

C000220611
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Class A
Trading Symbol	UTEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 2,712,511,000
Holdings Count | Holding	1,093
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,712,511
Number of Holdings	1,093
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Development	3.2%
School District	3.7%
Single Family Housing	4.9%
Airport	5.4%
Transportation	6.6%
Higher Education	7.5%
Education	7.6%
Nursing Homes	7.7%
Medical	21.4%
General Obligation	21.7%

C000034873
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Fund Shares
Trading Symbol	USTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$26	0.52%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 1,544,410,000
Holdings Count | Holding	565
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,544,410
Number of Holdings	565
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Housing	1.7%
Water	2.6%
Airport	3.2%
Transportation	6.4%
School District	6.5%
Education	7.9%
Higher Education	9.6%
Nursing Homes	10.2%
Medical	19.5%
General Obligation	24.2%

C000220617
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Institutional Shares
Trading Symbol	ULTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$23	0.47%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,544,410,000
Holdings Count | Holding	565
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,544,410
Number of Holdings	565
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Housing	1.7%
Water	2.6%
Airport	3.2%
Transportation	6.4%
School District	6.5%
Education	7.9%
Higher Education	9.6%
Nursing Homes	10.2%
Medical	19.5%
General Obligation	24.2%

C000220616
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Class A
Trading Symbol	UTELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$36	0.72%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,544,410,000
Holdings Count | Holding	565
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,544,410
Number of Holdings	565
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Housing	1.7%
Water	2.6%
Airport	3.2%
Transportation	6.4%
School District	6.5%
Education	7.9%
Higher Education	9.6%
Nursing Homes	10.2%
Medical	19.5%
General Obligation	24.2%

C000034881
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Fund Shares
Trading Symbol	USSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 610,810,000
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$610,810
Number of Holdings	355
Portfolio Turnover	15%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	2.4%
Power	3.0%
Water	3.4%
Multifamily Housing	4.4%
Education	5.1%
Pollution	5.9%
Nursing Homes	6.2%
Development	12.7%
Medical	14.0%
General Obligation	34.2%

C000220626
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Institutional Shares
Trading Symbol	USTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$26	0.51%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 610,810,000
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$610,810
Number of Holdings	355
Portfolio Turnover	15%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	2.4%
Power	3.0%
Water	3.4%
Multifamily Housing	4.4%
Education	5.1%
Pollution	5.9%
Nursing Homes	6.2%
Development	12.7%
Medical	14.0%
General Obligation	34.2%

C000220625
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Class A
Trading Symbol	UTESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.77%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 610,810,000
Holdings Count | Holding	355
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$610,810
Number of Holdings	355
Portfolio Turnover	15%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Higher Education	2.4%
Power	3.0%
Water	3.4%
Multifamily Housing	4.4%
Education	5.1%
Pollution	5.9%
Nursing Homes	6.2%
Development	12.7%
Medical	14.0%
General Obligation	34.2%

C000034887
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Money Market Fund
Class Name	Fund Shares
Trading Symbol	USEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Tax Exempt Money Market Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 399,112,000
Holdings Count | Holding	44
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$399,112
Number of Holdings	44
7 Day Net Yield	1.79%

Holdings [Text Block]

Top Industries (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
General Obligation	0.4%
Nursing Homes	1.6%
Higher Education	2.2%
Education	3.8%
Power	6.6%
Multifamily Housing	7.8%
Transportation	8.8%
Pollution	9.0%
Medical	26.2%
Development	32.1%

C000034889
Shareholder Report [Line Items]
Fund Name	Victory Treasury Money Market Trust
Class Name	Fund Shares
Trading Symbol	UATXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Treasury Money Market Trust (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,070,592,000
Holdings Count | Holding	17
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$1,070,592
Number of Holdings	17
7 Day Net Yield	1.79%

Holdings [Text Block]

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	74.3%
Repurchase Agreements	25.3%

C000034891
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Fund Shares
Trading Symbol	USVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 475,898,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$475,898
Number of Holdings	169
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Education	1.7%
Facilities	3.1%
Development	3.8%
Airport	5.6%
Multifamily Housing	6.3%
Higher Education	8.1%
Transportation	12.4%
Nursing Homes	14.8%
General Obligation	16.1%
Medical	19.9%

C000220632
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Institutional Shares
Trading Symbol	UVAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$26	0.52%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 475,898,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$475,898
Number of Holdings	169
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Education	1.7%
Facilities	3.1%
Development	3.8%
Airport	5.6%
Multifamily Housing	6.3%
Higher Education	8.1%
Transportation	12.4%
Nursing Homes	14.8%
General Obligation	16.1%
Medical	19.9%

C000220631
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Class A
Trading Symbol	UVABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$40	0.79%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 475,898,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$475,898
Number of Holdings	169
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Education	1.7%
Facilities	3.1%
Development	3.8%
Airport	5.6%
Multifamily Housing	6.3%
Higher Education	8.1%
Transportation	12.4%
Nursing Homes	14.8%
General Obligation	16.1%
Medical	19.9%